Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction
Amounts due from related parties	$ 1,998	$ 2,668
Amount due to related parties	1,717	1,424
KOAS
Related Party Transaction
Amounts due from related parties	118	290
Amount due to related parties	1,398	1,205
KNOT and affiliates
Related Party Transaction
Amounts due from related parties	1,880	2,378
Amount due to related parties	$ 319	$ 219